Stock-Based Compensation - Schedule of Restricted Stock Awards (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Restricted Stock Awards [Line Items]
Number of Shares, Beginning balance		10,597	75,293
Weighted Average Grant Date Fair Value per Price, Beginning balance		$ 1.9	$ 1.97
Number of Shares, Granted	76,403
Weighted Average Grant Date Fair Value per Price, Granted	$ 20.34
Number of Shares, Vested	(2,903)	(10,597)	(64,696)
Weighted Average Grant Date Fair Value per Price, Vested	$ 17.14	$ 1.9	$ 1.98
Number of Shares, Canceled
Weighted Average Grant Date Fair Value per Price, Canceled
Number of Shares, Ending balance	73,500		10,597
Weighted Average Grant Date Fair Value per Price, Ending balance	$ 20.46		$ 1.9